January 9, 2006

VIA FEDERAL EXPRESS AND EDGAR
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 7010
100 F Street, N.E.
Washington, D.C. 20549
Attention: Lesli Sheppard

Re:	Smith & Wesson Holding Corporation Registration Statement on Form S-3 Filed on October 4, 2005 File No. 333-130634
Ladies and Gentlemen:
     We express our appreciation for your comments on the Registration Statement on Form S-3 of Smith & Wesson Holding Corporation, a Nevada corporation (the “Company”). On behalf of the Company, we are responding to comments on the Registration Statement provided by the staff (the “Staff”) of the Securities and Exchange Commission by letter dated January 6, 2006.
     In conjunction with these responses, the Company is filing Amendment No. 1 to the Registration Statement on Form S-3 via EDGAR.
     The Company’s responses to the Staff’s comments are indicated below, directly following a restatement of each comment in bold, italicized type. To further facilitate the Staff’s review, the enclosed courtesy copies of Amendment No. 1 have been marked in the margins to indicate the location of revisions made in response to the corresponding comment numbers.
1.	SEC Comment: Risk Factors, page 3. We are currently involved in numerous lawsuits, page 3. We note your response to comment 7 in our letter dated November 1, 2005 and your revised disclosure in the last sentence of the first paragraph of this risk factor. Please revise further to clarify the risk and explain what impact this would have on your company.

Company Response: The risk factor has been amended to clarify the risk to and its impact on the Company.

2.	We face risks associated with international trade and currency exchange, page 8. We note your response to comment 9 in our letter dated November 1, 2005. Please tell us the names of the 50 countries where you sell your products. We may have further comment based on your response.

Company Response: Schedule A to this letter sets forth the countries in which the Company sells its products. The risk factor has been expanded to disclose the governmental approvals required for such sales.

3.	We are subject to national events, page 9. We note your response to comment 6 in our letter dated November 1, 2005. Please revise to clarify the risk that your company faces. Your disclosure here appears to focus primarily on the increased demand you have experienced since September 11, 2001.

Company Response: The risk factor has been amended to show the risks that the Company faces.

4.	Exhibit 5.1 — Legal Opinion Please have counsel revise to delete the term “substantive” in the first sentence of the second to last paragraph.

Company Response: The legal opinion has been revised as requested.
Greenberg Traurig, LLP | Attorneys at Law | 2375 East Camelback Road, Suite 700 | Phoenix, Arizona 85016 | Tel. 602.445.8000 | Fax 602.445.8100

ALBANY

AMSTERDAM

ATLANTA

BOCA RATON

BOSTON

CHICAGO

DALLAS

DELAWARE

DENVER

FORT LAUDERDALE

HOUSTON

LAS VEGAS

LOS ANGELES

MIAMI

NEW JERSEY

NEW YORK

ORANGE COUNTY, CA

ORLANDO

SACRAMENTO

SILICON VALLEY

PHILADELPHIA

PHOENIX

TALLAHASSEE

TOKYO

TYSONS CORNER

WASHINGTON, D.C.

WEST PALM BEACH

ZURICH

www.gtlaw.com

     The Company acknowledges your references regarding requests for acceleration of a registration statement, including Rules 460 and 461. The Company will include the requested acknowledgments and will endeavor to provide the Staff with adequate time after the filing of any amendment for further review before submitting a request for acceleration and provide any acceleration request at least two business days in advance of the requested effective date.
     Your prompt attention to the enclosed is greatly appreciated. If you have any questions regarding this filing or the Company’s responses, please do not hesitate to contact me at (602) 445-8302 or Elizabeth Fraser of our office at (602) 445-8320.

Sincerely,
/s/ Robert S. Kant
Robert S. Kant
For the Firm

Enclosures

cc:	Michael Golden, Smith & Wesson
Greenberg Traurig, LLP

SCHEDULE A
Smith & Wesson
International Customers
Fiscal Year ended April 30, 2005

Argentina
Australia
Austria
Bangladesh
Barbados
Belgium
Bolivia
Bosnia/Herzegovina
Bulgaria
Canada
Chile
Costa Rica
Croatia
Cyprus
Czech Republic
Denmark
Dominican Republic
Equador
Finland
France
Germany
Great Britain
Greece
Hong Kong
Israel
Italy
Japan
Jordan
Kuwait
Lebanon
Mexico
Netherlands Antilles
New Zealand
Norway
Oman
Philippines
Poland
Saudi Arabia
Singapore
Slovakia
Slovenia
South Africa
South Korea
Spain
Switzerland
Taiwan
Thailand
Trinidad
Turkey
United Arab Emirates
Uruguay